Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)
Quarterly Financial Data (unaudited)
Summarized unaudited quarterly financial data for 2019 and 2018 are as follows:

	2019 First Quarter	2019 Second Quarter	2019 Third Quarter	2019 Fourth Quarter
	($ in millions except per share data)
Total revenues	$2,196	$2,386	$2,087	$1,926
Income (loss) from operations	$(182)	$278	$46	$(173)
Net income (loss) attributable to Chesapeake	$(21)	$98	$(61)	$(324)
Net income (loss) available to common stockholders	$(44)	$75	$(101)	$(346)

Net income (loss) per common share:(a)
Basic	$(6.37)	$9.21	$(11.89)	$(35.53)
Diluted	$(6.37)	$9.21	$(11.89)	$(35.53)

	2018 First Quarter	2018 Second Quarter	2018 Third Quarter	2018 Fourth Quarter
	($ in millions except per share data)
Total revenues	$2,524	$2,289	$2,424	$2,793
Income (loss) from operations	$42	$(160)	$82	$418
Net income (loss) attributable to Chesapeake	$17	$(249)	$(146)	$604
Net income (loss) available to common stockholders	$(6)	$(272)	$(169)	$576

Net income (loss) per common share:(a)
Basic	$(1.32)	$(59.83)	$(37.14)	$126.54
Diluted	$(1.32)	$(59.83)	$(37.14)	$113.80
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(a)All per share information has been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.